BUSINESS COMBINATION (DETAILS) $ in Thousands	Mar. 31, 2016 USD ($)
Identifiable assets acquired, at fair value:
Cash and cash equivalents	$ 56
Accounts receivable	293
Other assets	76
Property, plant and equipment	145
Long term payables	(545)
Other liabilities	(2)
Total	$ 23